Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 1,891	$ 1,426	$ 1,919	$ 1,737	$ 1,340
Realized	(1)	(4)	(7)	(6)	(9)
Unrealized	31	(15)	(18)	32	46
Net unrealized gains (losses) included in OCI	(16)	(33)	(21)	7	(5)
Transfer in to Level 3				27
Transfer out of Level 3			(6)		(23)
Purchases/Issuances	473	704	62	1,232	1,149
Sales/Settlements	(678)	(187)	(116)	(1,329)	(685)
Closing balance	1,700	1,891	1,813	1,700	1,813
Opening balance	(67)	(880)	(901)	(869)	(782)
Realized	1	4	7	6	9
Unrealized	(133)	708	79	541	(5)
Transfer in to Level 3	(1)	(6)	(44)	(44)	(65)
Transfer out of Level 3	(30)	29	49	30	136
Purchases/Issuances	(41)	24	(56)	(129)	(221)
Sales/Settlements	17	54	49	211	111
Closing balance	(254)	(67)	(817)	(254)	(817)
Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	157	(647)	(593)	(601)	(423)
Unrealized	(97)	679	65	530	(52)
Transfer in to Level 3	(1)	(6)	(44)	(44)	(65)
Transfer out of Level 3	(30)	29	25	30	59
Purchases/Issuances	(20)	53	(51)	(69)	(163)
Sales/Settlements	6	49	47	169	93
Closing balance	15	157	(551)	15	(551)
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance			(17)	(1)	(109)
Unrealized	(7)		15	(9)	124
Sales/Settlements	2		(11)	5	(28)
Closing balance	(5)		(13)	(5)	(13)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	76	47	25	56
Unrealized	(4)	21	26	20	50
Purchases/Issuances	3		1	4	2
Sales/Settlements	(34)	8	(12)	(39)	(12)
Closing balance	41	76	40	41	40
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(113)	(112)	(124)	(112)	(131)
Realized	1	4	7	6	9
Unrealized	4	(5)	3	(2)	2
Sales/Settlements			1		7
Closing balance	(108)	(113)	(113)	(108)	(113)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	105	104	114	104	115
Realized	(1)	(4)	(7)	(6)	(9)
Unrealized	(4)	5	(3)	2	(2)
Closing balance	100	105	104	100	104
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(111)	(121)	(167)	(155)	(119)
Unrealized	(33)	34	(4)	22	(79)
Transfer out of Level 3			24		77
Purchases/Issuances	(21)	(29)	(5)	(60)	(58)
Sales/Settlements	9	5	12	37	39
Closing balance	(156)	(111)	(140)	(156)	(140)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	221	266	273	252	107
Unrealized	16	(36)	(39)	(8)
Transfer out of Level 3			(6)		(23)
Purchases/Issuances	8	1	4	53	155
Sales/Settlements		(10)	(5)	(52)	(12)
Closing balance	245	221	227	245	227
Corporate equity [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	7	14	7	7	6
Unrealized		(7)	(1)	(7)
Transfer in to Level 3				7
Closing balance	7	7	6	7	6
Corporate equity [member] | Equity securities designated at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	243	283	296	291	285
Unrealized	22			22
Net unrealized gains (losses) included in OCI		(44)	(7)	5	(6)
Purchases/Issuances	10	10	23	30	62
Sales/Settlements		(6)	(25)	(73)	(54)
Closing balance	275	243	287	275	287
Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	278	160	246	173	319
Unrealized					1
Purchases/Issuances		118		118	74
Sales/Settlements	(141)		(45)	(154)	(193)
Closing balance	137	278	201	137	201
Corporate debt [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	25	23	24	23	26
Unrealized	1	2	(1)	3	(3)
Closing balance	26	25	23	26	23
Corporate debt [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	18	23
Net unrealized gains (losses) included in OCI		(6)		(3)
Transfer in to Level 3				20
Purchases/Issuances		1		1
Sales/Settlements	(18)			(18)
Closing balance		18
Business and government [member] | Loans mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	918	506	934	831	482
Net unrealized gains (losses) included in OCI	(16)	17	(14)	5	1
Purchases/Issuances	452	574	34	1,026	856
Sales/Settlements	(485)	(179)	(29)	(993)	(414)
Closing balance	$ 869	$ 918	$ 925	$ 869	$ 925